Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 60,874,000	¥ 56,443,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 814,734	857,862
Allowance for off-balance sheet instruments	¥ 51,852	27,688
Lending-related commitments which expire within one year, in approximate percentage	65.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	32.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%
Portion syndicated out to third parties
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 646,100	499,000
Options sold
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 769,376	¥ 819,739